UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 94.5%
AUSTRALIA 7.8%
DIVERSIFIED 2.0%
Dexus Property Group(a)	2,394,443	$2,816,570
Mirvac Group(a)	806,506	1,643,918
Stockland(a)	365,406	1,640,411
		6,100,899
INDUSTRIAL 0.3%
Goodman Group(a)	430,876	869,473

RETAIL 5.5%
Macquarie CountryWide Trust(a)	1,184,215	935,010
Westfield Group(a)	1,140,410	15,621,264
		16,556,274
TOTAL AUSTRALIA		23,526,646

CANADA 2.9%
DIVERSIFIED 1.0%
Canadian REIT	117,601	3,131,607

OFFICE 0.7%
Brookfield Properties Corp.	131,807	2,087,823

RESIDENTIAL 1.0%
Boardwalk REIT	86,158	2,890,148

RETAIL 0.2%
Primaris Retail REIT	48,557	745,065
TOTAL CANADA		8,854,643

CHINA 0.1%
DIVERSIFIED
New World China Land Ltd.	1,535,935	365,567

FRANCE 6.1%
DIVERSIFIED 4.9%
ICADE(a)	26,564	2,152,084
Unibail-Rodamco(a)	62,233	12,591,618
		14,743,702

	Number
	of Shares	Value
OFFICE 0.3%
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)(a)	7,949	$983,002

RETAIL 0.9%
Klepierre(a)	4,755	186,107
Mercialys Promesse(a)	56,094	2,385,203
		2,571,310
TOTAL FRANCE		18,298,014

HONG KONG 8.2%
DIVERSIFIED 5.8%
Great Eagle Holdings Ltd.	1,085,162	2,413,322
Hang Lung Properties Ltd.	72,000	169,491
Henderson Land Development Company Ltd.	480,612	2,142,455
Hysan Development Company Ltd.	1,194,603	3,109,650
Kerry Properties Ltd.	172,594	559,388
Sun Hung Kai Properties Ltd.	896,049	9,233,584
		17,627,890
OFFICE 1.9%
Hongkong Land Holdings Ltd. (USD)	1,859,000	5,569,205

RETAIL 0.5%
Link REIT	695,211	1,445,182
TOTAL HONG KONG		24,642,277

ITALY 0.2%
DIVERSIFIED
Beni Stabili S.p.A.(a)	740,507	684,314

JAPAN 11.6%
DIVERSIFIED 9.9%
Kenedix Realty Investment Corp.(a)	351	1,306,432
Mitsubishi Estate Co., Ltd.(a)	1,000,000	19,705,144
Mitsui Fudosan Co., Ltd.(a)	352,300	6,807,119
NTT Urban Development Corp.(a)	1,737	2,112,190
		29,930,885

	Number
	of Shares	Value
OFFICE 0.9%
Japan Real Estate Investment Corp.(a)	157	$1,266,889
Nomura Real Estate Office Fund(a)	214	1,462,353
		2,729,242
RETAIL 0.8%
AEON Mall Co., Ltd.(a)	77,800	2,318,777
TOTAL JAPAN		34,978,904

NETHERLANDS 2.1%
RETAIL
Corio NV(a)	76,353	5,424,714
Eurocommercial Properties NV(a)	23,995	1,044,709
		6,469,423

SINGAPORE 0.9%
DIVERSIFIED 0.7%
CapitaLand Ltd.	667,000	1,453,913
Suntec Real Estate Investment Trust	780,000	637,721
		2,091,634
OFFICE 0.2%
CapitaCommercial Trust	536,000	498,390
TOTAL SINGAPORE		2,590,024

SWEDEN 0.7%
DIVERSIFIED
Castellum AB(a)	244,994	2,153,936

UNITED KINGDOM 9.8%
DIVERSIFIED 5.2%
British Land Co., PLC(a)	309,237	4,171,195
Land Securities Group PLC(a)	513,130	11,589,321
		15,760,516

	Number
	of Shares	Value
INDUSTRIAL 0.5%
Brixton PLC(a)	139,928	$526,924
Segro PLC(a)	143,608	1,082,746
		1,609,670
OFFICE 2.0%
Derwent London PLC(a)	92,864	1,747,777
Great Portland Estates PLC(a)	683,723	4,134,571
		5,882,348
RETAIL 1.8%
Hammerson PLC(a)	268,031	4,725,356
Liberty International PLC(a)	44,032	761,388
		5,486,744
SELF STORAGE 0.3%
Big Yellow Group PLC(a)	56,363	331,017
Safestore Holdings Ltd.(a)	281,605	652,181
		983,198
TOTAL UNITED KINGDOM		29,722,476

UNITED STATES 44.1%
DIVERSIFIED 5.0%
Boston Properties	51,009	4,777,503
Vornado Realty Trust	112,387	10,221,598
		14,999,101
HEALTH CARE 2.7%
Health Care REIT	25,602	1,362,794
Omega Healthcare Investors	136,356	2,680,759
Ventas	81,480	4,026,742
		8,070,295
HOTEL 2.8%
Host Hotels & Resorts	437,519	5,814,627
Starwood Hotels & Resorts Worldwide	97,140	2,733,520
		8,548,147

	Number
	of Shares	Value
INDUSTRIAL 1.1%
EastGroup Properties	52,562	$2,551,359
ProLogis	19,188	791,889
		3,343,248
OFFICE 2.7%
Brandywine Realty Trust	57,267	917,990
Douglas Emmett	86,825	2,003,053
Mack-Cali Realty Corp.	110,673	3,748,494
SL Green Realty Corp.	23,940	1,551,312
		8,220,849
OFFICE/INDUSTRIAL 2.9%
Liberty Property Trust	162,873	6,132,169
PS Business Parks	44,557	2,566,483
		8,698,652

RESIDENTIAL 7.4%
APARTMENT 6.3%
American Campus Communities	73,223	2,480,795
AvalonBay Communities	38,646	3,803,539
BRE Properties	49,404	2,420,796
Equity Residential	176,544	7,840,319
UDR	95,414	2,495,076
		19,040,525
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties	59,527	3,156,717
TOTAL RESIDENTIAL		22,197,242

RETAIL 14.7%
Acadia Realty Trust	127,017	3,210,990
Federal Realty Investment Trust	81,466	6,973,490
General Growth Properties	19,245	290,599
Macerich Co.	126,004	8,020,154
Regency Centers Corp.	75,816	5,056,169
Simon Property Group	159,204	15,442,788

		Number
		of Shares	Value
Taubman Centers		75,313	$3,765,650
Weingarten Realty Investors		49,113	1,751,861
			44,511,701
SELF STORAGE 3.6%
Public Storage		109,178	10,809,714

SPECIALTY 1.2%
DuPont Fabros Technology		114,527	1,746,537
Plum Creek Timber Co.		39,687	1,978,794
			3,725,331
TOTAL UNITED STATES			133,124,280
TOTAL COMMON STOCK (Identified cost—$317,170,898)			285,410,504

SHORT-TERM INVESTMENT 2.5%
MONEY MARKET FUND
Federated U.S. Treasury Cash Reserves Fund, 0.99%(b) (Identified cost—$7,500,000)		7,500,000	7,500,000

TOTAL INVESTMENTS (Identified cost—$324,670,898)	97.0%		292,910,504

OTHER ASSETS IN EXCESS OF LIABILITIES	3.0%		9,095,572

NET ASSETS (Equivalent to $20.52 per share based on 14,715,204 shares of common stock outstanding)	100.0%		$302,006,076

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.  Aggregate fair value securities represent 38.4% of net assets.

(b) Rate quoted represents the seven day yield of the Fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$292,910,504	$141,978,923	$150,931,581	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$8,936,099
Gross unrealized depreciation	(40,696,493)
Net unrealized depreciation	$(31,760,394)

Cost for federal income tax purposes	$324,670,898

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/	Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/	James Giallanza
		Name: Adam M. Derechin			Name: James Giallanza
		Title: President and principal			Title: Treasurer and principal
		executive officer			financial officer

Date: November 26, 2008